Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
March 1, 2023
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust I (the Registrant)
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Intermediate Duration Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Strategic California Municipal Income Fund
Columbia Strategic New York Municipal Income Fund

Post-Effective Amendment No. 403 File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 403 (Amendment). This Amendment was filed electronically on February 27, 2023.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust I